Foreign Government Sponsored Enterprise Notes (Foreign Government Sponsored Enterprise Notes [Member], USD $)		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Foreign [Member] One Point Eight Eight Percent African Development Bank Maturing At 23-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Four Point Six Three Percent European Investment Bank Maturing At 21-March-2012 [Member]		Dec. 31, 2011 Foreign [Member] Two Point Two Five Percent Soc. De Financement De L'economie Fr. Maturing At 11-June-2012 [Member]
Face Value		$ 200,000		$ 200,000		$ 250,000
Maturity Date		Jan. 23, 2012		Mar. 21, 2012		Jun. 11, 2012
Yield1		1.88%	[1]	4.63%	[1]	2.25%	[1]
Fair Value	5,646,664	201,791		204,235		251,279
% of Partners' Capital (Net Asset Value)	8.75%	0.31%		0.32%		0.39%
Investment Owned, at Cost	$ 5,680,093

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.